LOSS PER SHARE - Weighted average number of shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Weighted average number of common shares (in thousands) - basic (in shares)	960,700,000	963,393,000
Weighted average number of dilutive stock options (in shares)	0	15,000
Weighted average number of dilutive Restricted Share Units (in shares)	0	1,524,000
Weighted average number of common shares (in thousands) - diluted (in shares)	960,700,000	964,932,000
Antidilutive securities (in shares)	2,453,000	926,000
Adjusted weighted average number of ordinary shares outstanding	960,700,000	964,932,000
Employee stock option
Earnings per share [line items]
Antidilutive securities (in shares)	0	241,000
Restricted stock units
Earnings per share [line items]
Antidilutive securities (in shares)	2,453,000	686,000